Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Ceding commission expense	$ 78.4	$ 67.7
Profit commission expense	0.0	9.0
Total commissions	$ 78.4	$ 76.7